Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (45,093)	$ (48,046)	$ (279,107)	$ (238,660)	$ (124,513)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of subscriber acquisition costs	27,386	19,391	92,994	58,730	22,214
Amortization of customer relationships	26,972	31,458	125,451	143,578	160,424
Depreciation and amortization of other intangible assets	6,213	6,208	26,279	19,016	12,868
Amortization of deferred financing costs	2,614	2,292	9,844	9,251	8,642
Non-cash gain on settlement of Merger-related escrow			(12,200)
Gain on sale of 2GIG					(46,866)
(Gain) Loss on sale or disposal of assets	(14)	(118)	(54)	662	263
Loss on asset impairment				3,116
Stock-based compensation	58	789	3,121	1,936	1,956
Provision for doubtful accounts	3,980	3,557	14,924	15,656	10,360
Paid in kind interest income					(1,323)
Non-cash adjustments to deferred revenue	0	55	55	181	1,181
Deferred income taxes	1,056	90	(41)	(265)	8,030
Restructuring and asset impairment charges	45	0	57,682
Changes in operating assets and liabilities, net of acquisitions and divestiture:
Accounts receivable	(4,079)	(1,830)	(14,421)	(21,866)	(11,486)
Inventories	(33,684)	(21,392)	18,591	(2,355)	(8,439)
Prepaid expenses and other current assets	(3,188)	(262)	1,450	746	2,407
Subscriber acquisition costs - deferred contract costs	(59,665)	(34,655)	(354,867)	(317,538)	(298,328)
Other assets	217	0	160
Accounts payable	38,302	37,154	21,842	8,481	(2,663)
Accrued expenses and other current liabilities	25,091	21,844	18,019	(10,895)	22,041
Restructuring liability	(1,492)	0
Deferred revenue	2,776	(203)	14,971	20,589	24,356
Net cash (used in) provided by operating activities	(12,505)	16,332	(255,307)	(309,637)	(218,876)
Cash flows from investing activities:
Subscriber acquisition costs - company owned equipment	(63)	(6,846)	(24,740)	(10,580)	(342)
Capital expenditures	(3,070)	(10,002)	(26,982)	(30,500)	(8,973)
Proceeds from the sale of capital assets	926	188	480	964	306
Proceeds from the sale of 2GIG, net of cash sold					144,750
Net cash used in acquisitions				(18,500)	(4,272)
Acquisition of intangible assets	(235)	(736)	(1,363)	(9,649)
Proceeds from insurance claims	0	2,984	2,984
Purchases of short-term investments-other				(60,000)
Proceeds from sale of short-term investments-other				60,069
Proceeds from note receivable				22,699
Change in restricted cash			14,214	14,375	(161)
Investment in preferred stock				(3,000)
Acquisition of other assets	0	(67)	(208)	(2,162)	(9,645)
Net cash (used in) provided by investing activities	(2,442)	(14,479)	(35,615)	(36,284)	121,663
Cash flows from financing activities:
Proceeds from notes payable			296,250	102,000	457,250
Borrowings from revolving credit facility	21,000	22,500	271,000	20,000	22,500
Repayments on revolving credit facility	(5,000)	(10,000)	(271,000)		(50,500)
Proceeds from sale of subscriber contracts				2,261
Acquisition of subscriber contracts				(2,277)
Repayments of capital lease obligations	(1,974)	(2,280)	(6,414)	(6,300)	(7,207)
Deferred financing costs	0	(4,233)	(5,436)	(2,927)	(10,896)
Payments of dividends				(50,000)	(60,000)
Capital contributions				32,300
Net cash (used in) provided by financing activities	14,026	5,987	284,400	95,057	351,147
Effect of exchange rate changes on cash	(1,126)	(601)	(1,726)	(234)	(119)
Net (decrease) increase in cash	(2,047)	7,239	(8,248)	(251,098)	253,815
Cash:
Beginning of period	2,559	10,807	10,807	261,905	8,090
End of period	512	18,046	2,559	10,807	261,905
Supplemental cash flow disclosures:
Income tax paid			290	196	485
Interest paid			145,647	137,908	116,802
Supplemental non-cash investing and financing activities:
Capital lease additions	1,147	2,027	11,002	12,040	8,905
Capital expenditures included within accounts payable and accrued expenses and other current liabilities	280	2,264	$ 161	1,893
Subscriber acquisition costs - company owned assets included within accounts payable and accrued expenses and other current liabilities	$ 1,521	$ 6,726		$ 1,719	$ 27